NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund

Supplement dated January 9, 2024
to the Statement of Additional Information dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

NVIT American Funds Global Growth Fund

Effective immediately, the SAI is amended as follows:

1.
The portion of the table relating solely to the Global Growth Fund under the section entitled “Portfolio Manager fund holdings and management of other accounts” under the heading “Appendix C – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager/Investment Professional	Number of Other Registered Investment Companies (RICs) for which Portfolio Manager or Investment Professional Manages (Assets of RICs in Billions)[1]		Number of Other Pooled Investment Vehicles (PIVs) for which Portfolio Manager or Investment Professional Manages (Assets of PIVs in Billions) [1]		Number of Other Accounts for which Portfolio Manager or Investment Professional Manages (Assets of Other Accounts in Billions)[1,2]
Global Growth Fund
Patrice Collett	4	$119.4	4	$14.73	1	$0.17
Roz Hongsaranagon	2	$60.5	None		None
Matt Hochstetler	3	$52.7	1	$0.41	None
Piyada Phanaphat	3	$53.5	1	$0.42	None
[1]
Indicates other RICs, PIVs or other accounts managed by Capital Research Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities.  Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount.  No RIC, PIV or account has an advisory fee that is based on performance of the RIC, PIV or account.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[3]	The advisory fee of this account (representing $0.24 billion in total assets) is based partially on its investment results.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE